REVENUE - Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Gold revenue	$ 471,419	$ 452,253
Silver revenue	6,524	5,362
Revenue from contracts with customers	477,943	457,615
Dore
Revenue
Gold revenue	322,078	315,068
Silver revenue	2,145	2,242
Concentrate
Revenue
Gold revenue	149,341	137,185
Silver revenue	$ 4,379	$ 3,120